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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2000
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Paul J. Schupf - Paul J. Schupf Associates
                 ------------------------------------------
   Address:      27 Payne Street - P.O. Box 179
                 ------------------------------------------
                 Hamilton, NY 13346
                 ------------------------------------------

                 ------------------------------------------

Form 13F File Number: 28-6302
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lee Woltman
         -------------------------------
Title:   Administrator
         -------------------------------
Phone:   315-824-1666
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Lee Woltman                    Hamilton, New York  13346     6/30/00
-------------------------------    -------------------------     -------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-6302                     /s/ Lee Woltman
           ---------------          ------------------------------------
        [Repeat as necessary.]

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
                                                          FORM 13F
                                                       June 30, 2000
                                                                                                              VOTING AUTHORITY
                                                                                                         --------------------------
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN   MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ----------- -------- -------- --------
Adobe Systems Inc              COM              00724F101   239369  1841300 SH       SOLE                1841300
Alcatel Alsthom ADR            COM              013904305      664    10000 SH       SOLE                  10000
Amkor Technology               COM              031652100    55217  1555400 SH       SOLE                1555400
Apple Computer                 COM              037833100     2619    50000 SH       SOLE                  50000
Applied Science & Tech         COM              038236105     2135    82500 SH       SOLE                  82500
Arm Holdings                   COM              042068106      838    25500 SH       SOLE                  25500
Aztec Technology               COM              05480L101      321   146745 SH       SOLE                 146745
CareMatrix                     COM              141706101      185   347600 SH       SOLE                 347600
Carreker-Antinori              COM              144433109     3624   446000 SH       SOLE                 446000
Charter Communications         COM              16117M107      319    19400 SH       SOLE                  19400
Chordiant Software             COM              170404107      332    20000 SH       SOLE                  20000
Cypress Semiconductor Corp     COM              232806109      252     6000 SH       SOLE                   6000
Diedrich Coffee                COM              253675102     1636   793400 SH       SOLE                 793400
ECsoft Group                   COM              279240105     3886   254800 SH       SOLE                 254800
Eli Lilly                      COM              532457108      449     4500 SH       SOLE                   4500
Fairchild Semiconductor Int'l  COM              303726103      203     5000 SH       SOLE                   5000
HMT Technology                 COM              403917107       54    35500 SH       SOLE                  35500
Horizon Health Corp            COM              44041Y104     2567   410800 SH       SOLE                 410800
I GO                           COM              449592104     1244   321000 SH       SOLE                 321000
IBasis Inc                     COM              450732102     1979    45950 SH       SOLE                  45950
InVision Tech.                 COM              461851107      201    45900 SH       SOLE                  45900
Infineon Technology            COM              45662N103     6110    77100 SH       SOLE                  77100
Innoveda                       COM              45769F102     3555   779100 SH       SOLE                 779100
Insilicon Corp                 COM              45769H108      298    19100 SH       SOLE                  19100
Integrated Information Systems COM              45817B103      261    31900 SH       SOLE                  31900
Internet Capital Group         COM              46059C106      637    17200 SH       SOLE                  17200
Lucent                         COM              549463107      550     9500 SH       SOLE                   9500
MCK Communications             COM              581243102     5781   250000 SH       SOLE                 250000
MK Gold Co                     COM              55305P100       98   101500 SH       SOLE                 101500
Macromedia                     COM              556100105     3287    34000 SH       SOLE                  34000
MarchFirst                     COM              566244109      358    19600 SH       SOLE                  19600
Micron Technology              COM              595112103   405555  4556800 SH       SOLE                4556800
Microsoft Corp                 COM              594918104     1208    15100 SH       SOLE                  15100
Motorola Inc                   COM              620076109      689    23400 SH       SOLE                  23400
Nasdaq-100 Trust Series 1      COM              631100104     2820    30000 SH       SOLE                  30000
National Semiconductor         COM              637640103     4312    75000 SH       SOLE                  75000
Navigant Int'l                 COM              63935R108      366    37996 SH       SOLE                  37996
Net Perceptions                COM              64107U101      456    28700 SH       SOLE                  28700
Novell                         COM              670006105    50759  5487500 SH       SOLE                5487500
Pervasive Software             COM              715710109     2513   437100 SH       SOLE                 437100
Philips Electronics            COM              909149106     2140    45000 SH       SOLE                  45000
Quest Software Inc.            COM              74834T103     7650   138150 SH       SOLE                 138150
Qwest Communications           COM              749121109      487     9800 SH       SOLE                   9800
Rambus Inc                     COM              750917106      515     5000 SH       SOLE                   5000
S & P Deposit Receipt          COM              78462F103     1455    10000 SH       SOLE                  10000
STMicroelectronics             COM              784213100     1155    18000 SH       SOLE                  18000
Storagenetworks Inc.           COM              86211E103      740     8200 SH       SOLE                   8200
Systems Software               COM              871839106        2    38325 SH       SOLE                  38325
Taiwan Semiconductor MFG       COM              874039100     2325    60000 SH       SOLE                  60000
ThreeDFX Interactive           COM              88553X103      126    15700 SH       SOLE                  15700
US Office Products             COM              912325305      179   476132 SH       SOLE                 476132
Ultrapar Participacoes S.A.    COM              90400P101      745    75000 SH       SOLE                  75000
Value America                  COM              92038N102      688   628700 SH       SOLE                 628700
Varsity Group Inc.             COM              922300108      201   140000 SH       SOLE                 140000
Vodafone Airtouch Plc          COM              92857T107      416    10000 SH       SOLE                  10000
Youbet.com                     COM              987413101     1274   399600 SH       SOLE                 399600
Inacom Conv Pr 6.75%                            92208Q208        6    95000 SH       SOLE                  95000
Superior TeleCom                                86836P202     2476    92563 SH       SOLE                  92563
REPORT SUMMARY                 58 DATA RECORDS              830288           0 OTHER MANAGERS ON WHOSE BEHALF REPORT

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                           --------------------

Form 13F Information Table Entry Total:
                                                           --------------------

Form 13F Information Table Value Total:                   $
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]